Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Restricted cash	$ 0		$ 0	$ 800,031
Potentially dilutive securities	1,105,896	661,429	1,105,896	658,592